SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Short-Term Debt [Line Items]
Notes payable amount	$ 100,000
Notes payable amount	$ 100,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable amount		$ 476,201
Notes payable amount		$ 476,201
Feehan Partners One [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Oct. 28, 2024
Maturity date	Oct. 28, 2025
Notes payable amount	$ 25,000
Notes payable amount	$ 25,000
Feehan Partners Two [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Nov. 04, 2024
Maturity date	Nov. 04, 2025
Notes payable amount	$ 25,000
Notes payable amount	$ 25,000
Feehan Partners Three [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Nov. 20, 2024
Maturity date	Nov. 20, 2025
Notes payable amount	$ 25,000
Notes payable amount	$ 25,000
Feehan Partners Four [Membe] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Dec. 03, 2024
Maturity date	Dec. 03, 2025
Notes payable amount	$ 25,000
Notes payable amount	$ 25,000